Document and Entity Information	6 Months Ended
May 31, 2014
Document And Entity Information
Entity Registrant Name	Clutterbug Move Management, Inc.
Entity Central Index Key	0001571759
Document Type	S-1
Document Period End Date	May 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--11-30
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2014